8. Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (“TCJA”). The TCJA includes a number of changes to existing U.S. tax laws that impact the Company, most notably a reduction of the U.S. corporate income tax rate from 34 percent to 21 percent for tax years beginning after December 31, 2017.

The Company recognized the income tax effects of the TCJA in its 2017 financial statements in accordance with Staff Accounting Bulletin No. 118, which provides SEC staff guidance for the application of Accounting Standards Codification ("ASC") Topic 740, Income Taxes, in the reporting period in which the TCJA was signed into law. As such, the Company’s financial results reflect the income tax effects of the TCJA for which the accounting under ASC Topic 740 is complete and provisional amounts for those specific income tax effects of the TCJA for which the accounting under ASC Topic 740 is incomplete but a reasonable estimate could be determined. The Company did not identify items for which the income tax effects of the TCJA have not been completed and a reasonable estimate could not be determined as of December 31, 2017.

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2017	2016	2015
Current expense	$1,827	1,464	2,427
Deferred income tax expense	2,120	1,097	673
Total income tax	$3,947	2,561	3,100

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2017	2016	2015
Tax expense at statutory rate (34%)	$4,833	3,991	4,329
State income tax, net of federal income tax effect	307	339	494
Tax-exempt interest income	(1,594)	(1,681)	(1,682)
Increase in cash surrender value of life insurance	(136)	(138)	(143)
Nondeductible interest and other expense	46	78	103
Impact of Tax Cuts and Jobs Act	588	-	-
Other	(97)	(28)	(1)
Total	$3,947	2,561	3,100

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities. The net deferred tax asset is included as a component of other assets at December 31, 2017 and 2016.

(Dollars in thousands)
	2017	2016
Deferred tax assets:
Allowance for loan losses	$1,463	2,717
Accrued retirement expense	1,073	1,616
Other real estate	-	-
Federal credit carryforward	88	326
State credit carryforward	-	14
Restricted stock	243	745
Accrued bonuses	171	216
Interest income on nonaccrual loans	5	27
Other than temporary impairment	9	14
Other	-	23
Total gross deferred tax assets	3,052	5,698

Deferred tax liabilities:
Deferred loan fees	365	797
Accumulated depreciation	498	532
Prepaid expenses	14	78
Other	28	23
Unrealized gain on available for sale securities	1,072	1,807
Total gross deferred tax liabilities	1,977	3,237

Net deferred tax asset	$1,075	2,461

The Company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid. Accordingly, the Company’s deferred tax assets and liabilities were remeasured to reflect the reduction in the U.S. corporate income tax rate from 34 percent to 21 percent, resulting in a $588,000 increase in income tax expense for the year ended December 31, 2017 and a corresponding $588,000 decrease in net deferred tax assets as of December 31, 2017.

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

The Company’s income tax filings for years 2014 through 2017 were at year end 2017 open to audit under statutes of limitations by the Internal Revenue Service and the North Carolina Department of Revenue.